GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Mar. 31, 2026
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended March 31,
	2024	2025	2026
	USD	USD	USD

Legal and professional fees	313,190	6,778,458	7,936,318
Depreciation	151,059	115,744	239,261
(Reversal of) Provision for credit loss	(22,522)	696,639	2,315,017
Office expenses	23,836	35,928	84,082
Others	80,689	106,878	121,338
Staff cost	504,763	692,455	611,790
Insurance	47,557	75,471	51,552
Transportation	237,822	344,376	448,916
	1,336,394	8,845,949	11,808,274